Note 10 - Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Year ended December 31, 2020	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	799,139	12,468,813	399,724	108,308	60,602	13,836,586
Currency translation adjustment	(545)	72,650	443	(2,095)	(162)	70,291
Increase due to business combinations (*)	39,622	440,366	7,195	16,255	-	503,438
Additions	1,451	1,524	620	157,315	6,845	167,755
Transfers / Reclassifications	5,881	157,473	15,586	(176,589)	-	2,351
Disposals / Consumptions	(5,964)	(61,281)	(8,811)	(968)	(5,392)	(82,416)
Values at the end of the year	839,584	13,079,545	414,757	102,226	61,893	14,498,005

Depreciation and impairment
Accumulated at the beginning of the year	121,468	7,302,135	322,966	-	-	7,746,569
Currency translation adjustment	(288)	56,560	405	-	-	56,677
Depreciation charge	11,368	492,973	26,198	-	-	530,539
Impairment charge (See note 5)	-	36,000	-	-	-	36,000
Transfers / Reclassifications	(1)	349	(475)	-	-	(127)
Disposals / Consumptions	(89)	(57,897)	(6,848)	-	-	(64,834)
Accumulated at the end of the year	132,458	7,830,120	342,246	-	-	8,304,824
At December 31, 2020	707,126	5,249,425	72,511	102,226	61,893	6,193,181